Memorandum items - Contractual obligations of future (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Contractual obligations for future expenditure
Capital expenditure on property, plant and equipment	£ 12	£ 14
Contracts to purchase goods or services	1,188	1,160
Total capital commitments	1,200	1,174
Within 1 year
Contractual obligations for future expenditure
Contracts to purchase goods or services	£ 477	£ 356